Film Related Obligations - Schedule of Components (Details) - Film Related Obligations - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	$ 1,949.4	$ 1,951.5
Less unamortized issuance costs	(11.4)	(11.4)
Total debt, net	1,938.0	1,940.1
Less current portion	(1,393.1)	(923.7)
Non-current portion of debt	544.9	1,016.4
Production Loans
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	1,292.2	1,349.9
Production Tax Credit Facility
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	260.0	231.8
Backlog Facility and Other
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	287.3	226.0
IP Credit Facility
Disclosure In Entirety Of Film Related Obligations [Line Items]
Film related obligations	$ 109.9	$ 143.8